Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities
Accrued payroll	$ 1,008	$ 809
Accrued interest	2,137	3,910
Accrued dry-docking expenses	2,177
Accrued expenses	5,638	3,808
Total	$ 10,960	$ 8,527